Share based payment arrangements - Inputs used in measurement (Details)	Apr. 12, 2018 USD ($)	Apr. 12, 2018 EUR (€)	Apr. 07, 2017 USD ($)	Apr. 07, 2017 EUR (€)
Share based payment arrangements
Share price at grant date	$ 16.15		$ 13.80
Exercise price	$ 16.15		$ 13.90
Expected volatility	58.40%	58.40%	55.00%	55.00%
Expected dividends | €		€ 0.00		€ 0.00
Risk-free interest rate	2.85%	2.85%	2.49%	2.49%
Fair value at grant date	$ 9.74		$ 8.00